Debt - Additional Information (Details2) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 24, 2024	May 31, 2024	Apr. 30, 2024	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Nov. 08, 2024	Jun. 13, 2024	Dec. 31, 2022
Debt Instrument [Line Items]
Convertible note payable				$ 4,784		$ 4,784	$ 904
Reduction of term loan receivable	$ 200			$ 600		$ 600
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Debt Instrument [Line Items]
Conversion of common stock, shares					171		171
Issuance of stock, shares	15,000			118,738	2,169	12,870	2,169
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, shares issued				59,668		59,668
Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, shares issued				2,861,128		2,861,128	0
Series C Preferred Stock [Member] | Loan Restoration Agreement [Member]
Debt Instrument [Line Items]
Preferred stock, shares issued				2,861,128		2,861,128
Two Thousand Twenty Four Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,700	$ 1,700
Maturity Date			Apr. 30, 2025
Interest rate		12.00%
Convertible note payable				$ 300		$ 300
Two Thousand Twenty Four Convertible Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of common stock, shares		1,407,186
Debt instrument, conversion price per share		$ 1.03